PUTNAM AMERICAN GOVERNMENT INCOME FUND
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - PUTNAM AMERICAN GOVERNMENT INCOME FUND	Class A		Class B		Class C		Class M		Class R		Class R5	Class R6	Class Y
Management fees	0.39%		0.39%		0.39%		0.39%		0.39%		0.39%	0.39%	0.39%
Distribution and service (12b-1) fees	0.25%		1.00%		1.00%		0.50%		0.50%
Other expenses	0.29%	[1]	0.29%	[1]	0.29%	[1]	0.29%	[1]	0.29%	[1]	0.22%	0.15%	0.29%	[1]
Total annual fund operating expenses	0.93%		1.68%		1.68%		1.18%		1.18%		0.61%	0.54%	0.68%
[1]	Restated to reflect current fees resulting from a change to the fund's investor servicing arrangements effective September 1, 2016.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.
Expense Example - PUTNAM AMERICAN GOVERNMENT INCOME FUND - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	491	685	894	1,497
Class B	671	830	1,113	1,788
Class C	271	530	913	1,987
Class M	441	688	953	1,710
Class R	120	375	649	1,432
Class R5	62	195	339	760
Class R6	55	172	301	675
Class Y	69	218	379	847

Expense Example, No Redemption - PUTNAM AMERICAN GOVERNMENT INCOME FUND - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	171	530	913	1,788
Class C	171	530	913	1,987